Income taxes - Summary of Reconciliation of Income Tax Expense to Profit (Loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Adjusted profit before income taxes	R$ 1,970,818	R$ (387,290)	R$ (1,445,554)
Brazilian statutory rate	34.00%	34.00%	34.00%
Rate of annual taxable	30.00%
Tax benefit/(expense) at the statutory rate	R$ (670,078)	R$ 131,679	R$ 491,488
Additions exclusions [abstract]
Tax Expense Income of Entities Exempt from Taxation	228,953	48,594	3,931
Tax effect of Gains (Losses) On Equity Securities At Fair Value Through Profit or Loss	10,395	(290,039)	(429,832)
Tax effect of other permanent differences	(13,715)	(10,609)	4,325
Tax effect of equity pickup on associates	(1,421)	(1,220)	(3,548)
Tax effect of unrecorded deferred taxes	(15,966)	(33,465)	(40,165)
Prior years unrecorded deferred taxes	(23,057)	0	0
Tax effect of unrealized gain on previously held interest on acquisition	0	0	6,161
Tax Effect of Interest on Capital	0	560	5,933
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	1,099	1,292	22,492
Tax effect of research and development tax benefit	59,155	10,275	4,688
Tax effect of other tax incentives	8,123	3,827	2,733
Income taxes and social contributions	R$ (370,398)	R$ (139,106)	R$ 68,206
Effective tax rate	19.00%	(36.00%)	5.00%
Current tax expense (income)	R$ 345,813	R$ 292,172	R$ 171,621
Deferred income tax and social contribution	24,585	(153,066)	(239,827)
Income taxes and social contributions	R$ (370,398)	R$ (139,106)	R$ 68,206